Accruals, deferred income and other liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Accruals and deferred income	$ 11,808	$ 11,296
Settlement accounts	14,356	13,022
Cash collateral and margin payables	56,646	41,044
Endorsements and acceptances	10,127	9,633
Employee benefit liabilities (Note 5)	1,771	2,167
Lease liabilities	4,604
Other liabilities	18,844	20,218
Total accruals, deferred income and other liabilities	118,156	97,380
Financial liabilities at amortised cost	$ 111,395	$ 87,390